Schedule of Investments (unaudited) November 30, 2019	iShares® MSCI Switzerland ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Building Products — 1.8%
Geberit AG, Registered	38,651	$20,761,352

Capital Markets — 9.0%
Credit Suisse Group AG, Registered	2,498,530	32,764,532
Julius Baer Group Ltd.	262,911	12,385,901
Partners Group Holding AG	20,338	17,160,156
UBS Group AG, Registered	3,665,165	44,450,693

		106,761,282

Chemicals — 5.4%
Clariant AG, Registered	323,895	6,696,023
EMS-Chemie Holding AG, Registered	12,183	7,564,469
Givaudan SA, Registered	9,237	27,165,200
Sika AG, Registered	130,802	22,780,896

		64,206,588

Construction Materials — 2.1%
LafargeHolcim Ltd., Registered	494,041	25,489,322

Diversified Financial Services — 0.5%
Pargesa Holding SA, Bearer	72,593	5,731,313

Diversified Telecommunication Services — 1.3%
Swisscom AG, Registered	28,893	14,964,744

Electrical Equipment — 3.3%
ABB Ltd., Registered	1,769,676	38,727,987

Food Products — 22.6%
Barry Callebaut AG, Registered	4,209	8,465,593
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	1,354	10,330,965
Chocoladefabriken Lindt & Spruengli AG, Registered	127	10,840,146
Nestle SA, Registered	2,286,902	237,809,432

		267,446,136

Health Care Equipment & Supplies — 4.2%
Alcon Inc.(a)	419,173	23,157,594
Sonova Holding AG, Registered	62,137	14,195,104
Straumann Holding AG, Registered	12,529	12,060,737

		49,413,435

Insurance — 9.5%
Baloise Holding AG, Registered	60,501	10,521,913
Swiss Life Holding AG, Registered	35,895	17,808,316
Swiss Re AG	289,238	31,344,850
Zurich Insurance Group AG	133,462	52,391,197

		112,066,276

Life Sciences Tools & Services — 2.1%
Lonza Group AG, Registered	74,761	25,405,349

Machinery — 1.6%
Schindler Holding AG, Participation Certificates, NVS	48,485	12,095,172

Security	Shares	Value

Machinery (continued)
Schindler Holding AG, Registered	30,746	$7,359,227

		19,454,399

Marine — 0.9%
Kuehne + Nagel International AG, Registered	66,718	10,855,403

Pharmaceuticals — 25.6%
Novartis AG, Registered	1,495,700	137,783,701
Roche Holding AG, NVS	500,020	154,206,398
Vifor Pharma AG	59,598	10,633,235

		302,623,334

Professional Services — 2.3%
Adecco Group AG, Registered	187,806	11,617,718
SGS SA, Registered	5,876	15,299,297

		26,917,015

Real Estate Management & Development — 0.9%
Swiss Prime Site AG, Registered	96,556	10,202,945

Software — 1.0%
Temenos AG, Registered	78,240	11,876,728

Specialty Retail — 0.6%
Dufry AG, Registered	67,821	6,622,278

Textiles, Apparel & Luxury Goods — 4.6%
Cie. Financiere Richemont SA, Registered	500,773	38,163,678
Swatch Group AG (The), Bearer	36,775	10,303,697
Swatch Group AG (The), Registered	105,417	5,622,381

		54,089,756

Total Common Stocks — 99.3% (Cost: $1,098,874,754)		1,173,615,642

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(b)(c)	451,000	451,000

Total Short-Term Investments — 0.0% (Cost: $451,000)		451,000

Total Investments in Securities — 99.3% (Cost: $1,099,325,754)		1,174,066,642

Other Assets, Less Liabilities — 0.7%		8,262,633

Net Assets — 100.0%		$1,182,329,275

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Switzerland ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	516,000	(65,000)	451,000	$451,000	$2,466	$—	$—

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	160	12/20/19	$6,531	$350,133

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,173,615,642	$—	$—	$1,173,615,642
Money Market Funds	451,000	—	—	451,000

	$1,174,066,642	$—	$—	$1,174,066,642

Derivative financial instruments(a)
Assets
Futures Contracts	$350,133	$—	$—	$350,133

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

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